Financial instruments (Details 3) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Transfers out of Level 3 of fair value hierarchy, assets		$ (3)
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets	In the first half of 2024, there was one transfer of equity securities from Level 3 to Level 1 for USD 3 million due to Initial Public Offering.
Carrying reported amount fair value disclosure [member]
Disclosure of detailed information about borrowings [line items]
Straight bonds	$ 21,100	21,100	$ 20,600
Fair value disclosure item amounts [member]
Disclosure of detailed information about borrowings [line items]
Straight bonds	19,400	19,400	19,200
Sandoz
Disclosure of detailed information about borrowings [line items]
Gain (loss) on sale of other financial assets	144
Fair value of other financial assets sold	$ 449	$ 61	$ 595